Subsequent Events	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. Based upon this review, other than as described below or in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder Shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
SUBSEQUENT EVENTSThe Company has evaluated subsequent events through the date these financial statements were available to be issued and determined that other than the merger with THMA, disclosed in Note 1, no additional subsequent events have occurred that would require recognition or disclosure in these financial statements.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through July 16, 2021, which is the date these financial statements were available to be issued and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the transaction described below.
Series D-1 Extension
On February 23, 2021, the Company issued an additional 3,058,665 shares of Series D convertible preferred stock for gross proceeds of $20,000 and incurred issuance costs totaling $83. See Note 10 for more information.
Business Combination Agreement and Plan of Merger
On June 21, 2021, the Company entered into a Business Combination Agreement, or the BCA, with Thimble Point Acquisition Corp, or THMA, a special purpose acquisition company, to effect a business combination among THMA, Oz Merger Sub, Inc., or Merger Sub, and the Company. Pursuant to the BCA, Merger Sub will merge with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of THMA, and THMA will be named Pear Holdings Corp. The Company will be considered the accounting acquirer under ASC, Topic 805, Business Combinations. The merger is expected to close in the second half of 2021. Upon the effectiveness of the merger, each share of the Company’s convertible preferred stock and each share of the Company’s common stock will be converted into the right to receive such number of shares of Class A common stock of THMA, or THMA Common Stock, pursuant to a share exchange formula set forth in the BCA.
The aggregate consideration for the transaction payable to the Company’s existing stockholders shall be equal to $1,200,000 of THMA Common Stock. The consummation of the proposed transaction is subject to the receipt of the requisite approval of the stockholders of each of THMA and the Company and the fulfillment of certain other closing conditions. On June 11, 2021, the holder of all 1,012,672 Series D preferred stock warrants agreed to the conditional exercise of the warrants at $5.51 per share subject to and in connection with the closing of the business combination. The Series D preferred stock warrants holders can elect to settle in cash or net exercise based on a per share price of $9.89 per share, the closing price on June 22, 2021.
Purchase Commitment
In connection with the execution of the BCA, THMA entered into subscription agreements with certain parties subscribing for THMA Class A Shares, pursuant to which the subscribers have agreed to purchase, and THMA has agreed to sell to the Subscribers, THMA Class A Shares, for a purchase price of $10.00 per share. The subscriptions are expected to close substantially concurrently with the closing of the BCA. The consummation of the subscriptions is contingent upon, among other customary closing conditions, the substantially concurrent consummation of the merger. Palantir Technologies, Inc., or Palantir, entered into a subscription agreement on June 21, 2021, and has committed to purchasing $10,000 of THMA Class A Shares at the time of the closing of the BCA.
In addition, on June 17, 2021, the Company entered into a non-cancelable purchase obligation for a data foundry cloud subscription, including support services, updates and related professional services with Palantir for $10,000 payable over three years, continuing through September 30, 2024.